Basis of preparation of the financial statements (Details)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary1 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		BM Insurance Company Limited ("BM Insurance")
Headquarters		Bermuda
Total voting interest		100.00%	100.00%	100.00%
Subsidiary2 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Argentina S.A. (“Braskem Argentina”)
Headquarters		Argentina
Total voting interest		100.00%	100.00%	100.00%
Subsidiary3 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name	[1]	Braskem Energy Ltda.
Headquarters	[1]	Brazil
Total voting interest	[1]		100.00%
Subsidiary4 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Finance Limited (“Braskem Finance”)
Headquarters		Cayman Islands
Total voting interest		100.00%	100.00%	100.00%
Subsidiary5 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Green S.A.
Headquarters		Brazil
Total voting interest		100.00%	100.00%
Subsidiary6 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Incorporated Limited ("Braskem Inc.")
Headquarters		Cayman Islands
Total voting interest		100.00%	100.00%	100.00%
Subsidiary7 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Mexico, S. de RL de C.V. ("Braskem México")
Headquarters		Mexico
Total voting interest		100.00%	100.00%	100.00%
Subsidiary8 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Netherlands B.V. ("Braskem Holanda")
Headquarters		Netherlands
Total voting interest		100.00%	100.00%	100.00%
Subsidiary9 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Petroquímica Chile Ltda. (“Braskem Chile”)
Headquarters		Chile
Total voting interest		100.00%	100.00%	100.00%
Subsidiary 10 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name	[2]	Braskem Ventures Ltda. ("Braskem Ventures")
Subsidiary101 member
IfrsStatementLineItems [Line Items]
Headquarters	[2]	Brazil
Total voting interest	[2]	100.00%
Subsidiary11 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name	[3]	Lantana Trading Co. Inc. (“Lantana”)
Headquarters	[3]	Bahamas
Total voting interest	[3]		100.00%	100.00%
Subsidiary12 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name	[1]	Voqen Energia Ltda. ("Voqen")
Headquarters	[1]	Brazil
Total voting interest	[1]	100.00%
Subsidiary13 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem America Finance Company ("Braskem America Finance")
Headquarters		USA
Total voting interest		100.00%	100.00%	100.00%
Subsidiary14 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem America, Inc. (“Braskem America”)
Headquarters		USA
Total voting interest		100.00%	100.00%	100.00%
Subsidiary15 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Europe GmbH ("Braskem Alemanha")
Headquarters		Germany
Total voting interest		100.00%	100.00%	100.00%
Subsidiary16 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Idesa S.A.P.I. ("Braskem Idesa")
Headquarters		Mexico
Total voting interest		75.00%	75.00%	75.00%
Subsidiary17 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Idesa Servicios S.A. de C.V. ("Braskem Idesa Serviços")
Headquarters		Mexico
Total voting interest		75.00%	75.00%	75.00%
Subsidiary18 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem India Private Limited ("Braskem India")
Headquarters		India
Total voting interest		100.00%	100.00%	100.00%
Subsidiary19 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Mexico Proyectos S.A. de C.V. SOFOM ("Braskem México Sofom")
Headquarters		Mexico
Total voting interest		100.00%	100.00%	100.00%
Subsidiary20 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Mexico Servicios S. RL de C.V. ("Braskem México Serviços")
Headquarters		Mexico
Total voting interest		100.00%	100.00%	100.00%
Subsidiary21 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Netherlands Finance B.V. (“Braskem Holanda Finance”)
Headquarters		Netherlands
Total voting interest		100.00%	100.00%	100.00%
Subsidiary22 member
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Netherlands Green B.V. (“Braskem Holanda Green”)
Headquarters		Netherlands
Total voting interest		100.00%	100.00%
Subsidiary 23 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Braskem Netherlands Inc. B.V. (“Braskem Holanda Inc.”)
Headquarters		Netherlands
Total voting interest		100.00%	100.00%	100.00%
Subsidiary 24 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name	[2]	Builder Brasil Ltda. ("Builder Brasil")
Headquarters	[2]	Brazil
Total voting interest	[2]	100.00%
Subsidiary 25 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name	[2]	Builder USA LLC. ("Builder USA")
Headquarters	[2]	USA
Total voting interest	[2]	100.00%
Subsidiary 26 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Cetrel S.A. ("Cetrel")
Headquarters		Brazil
Total voting interest		63.70%	63.70%	63.70%
Subsidiary 27 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Distribuidora de Água Camaçari S.A. ("DAC")
Headquarters		Brazil
Total voting interest		63.70%	63.70%	63.70%
Subsidiary 28 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name	[4]	B&TC B.V. ("B&TC")
Headquarters	[4]	Netherlands
Total voting interest	[4]	60.00%
Subsidiary 29 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name	[4]	ER Plastics B.V. ("ER Plastics")
Headquarters	[4]	Netherlands
Total voting interest	[4]	60.00%
Subsidiary 30 [Member]
IfrsStatementLineItems [Line Items]
Subsidiary/Special Purpose Entity name		Terminal Química Puerto México ("Terminal Química")
Headquarters		Mexico
Total voting interest		75.00%	75.00%
Specific purpose entity1 member
IfrsStatementLineItems [Line Items]
Headquarters		Brazil
Total voting interest		100.00%	100.00%	100.00%
Specific purpose entity2 member
IfrsStatementLineItems [Line Items]
Headquarters		Brazil
Total voting interest		100.00%	100.00%	100.00%

[1]	Voqen was incorporated in 2022 and began its operations in September 2022. Its main activities include power and natural gas trading and services rendered, as well as representation in the Free Energy Contracting Environment. In July 2022, Braskem Energy Ltda., which was 100% held by Braskem, was merged into Voqen at book value.
[2]	Braskem Ventures, Builder Brasil and Builder USA: entities incorporated between May 2022 and June 2022 and are part of the Oxygea group, whose purpose is to foster the creation and development of new business initiatives.
[3]	Lantana was a non-operational entity that had the operations closed in November 2022.
[4]	B&TC and ER Plastics: In August 2022, Braskem Holanda acquired 60% interest in B&TC, which holds 100% of the shares of ER Plastics, which undertakes mechanical recycling of mixed plastic waste into compression molded products (boards for use in construction and pallets).